Fees Summary	Oct. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	20,715.00
Total Offset Amount	11,288.00
Net Fee	$ 9,427.00